INVENTORIES - Summary of Inventories (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Inventories [Abstract]
Work in progress	$ 282.4	$ 291.5
Raw materials, supplies and manufactured products	301.0	228.3
Total inventories	$ 583.4	$ 519.8